Accounts Receivable (Details) - Schedule of Analysis of Accounts Receivable is as Follows - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable (Details) - Schedule of Analysis of Accounts Receivable is as Follows [Line Items]
Analysis of accounts receivable	$ 14,563,153	$ 15,523,390
Not past due [Member]
Accounts Receivable (Details) - Schedule of Analysis of Accounts Receivable is as Follows [Line Items]
Analysis of accounts receivable	3,937,838	11,022,374
Up to 180 days [Member]
Accounts Receivable (Details) - Schedule of Analysis of Accounts Receivable is as Follows [Line Items]
Analysis of accounts receivable	4,770,297	4,091,598
181 to 365 days [Member]
Accounts Receivable (Details) - Schedule of Analysis of Accounts Receivable is as Follows [Line Items]
Analysis of accounts receivable	3,100,633	409,418
Over 366 days [Member]
Accounts Receivable (Details) - Schedule of Analysis of Accounts Receivable is as Follows [Line Items]
Analysis of accounts receivable	$ 2,754,385